Financial assets - investments FVTPL	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial assets - investments FVTPL

19. Financial assets - investments FVTPL

Financial assets amount to EUR 782 thousand at December 31, 2022 (EUR 1,084 thousand at December 31, 2021), primarily include the investment in Rani Therapeutics Holdings INC, which is measured at fair value through profit or loss and amounts to EUR 443 thousand at December 31, 2022 (EUR 1,024 thousand at December 31, 2021). Additional disclosures on fair value measurement has been included on Note 29.